Related Parties Balance and Transactions - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Nanjing Benyu Investments Management Limited [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of a shareholder of the Group
Guangzhou Shennong Xuanpin Products Sales Co., Ltd [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group
Guangzhou Aopolikang Biotechnology Co., Ltd [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group
Guangzhou Liwan Linghai Medical Outpatients Department [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company invested by the Group
Guangzhou Aixiangbao Investment Limited Liability Partnership [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group
Chunong Diet Therapy (Guangzhou) Sales Co., Ltd [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group
Zhenyang Shi [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	Chief Executive Officer (“CEO”) of the Group
Li Xu [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	CEO’s spouse
Wanmei Shi [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	CEO’s sister
Aihua Peng [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	Close relative of the management of a shareholder
Guoji Luo [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	Management of the Group
Yongan Zhong [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	Management of the Group
Dexiang Wei [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	Management of the Group
Yi Zhi [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	Management of the Group
Tibet Huijian Management Consulting Partnership (Limited Partnership) (previously known as Dazi Jinnuo Huijian Investment Management Partnership Enterprise (Limited Partnership)) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder’s related party
Jiangsu Gaotou Bangsheng Venture Capital Partnership (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Nanjing Bangsheng Juyuan Venture Capital Partnership (Limited Partnership) (formerly known as Nanjing Bangsheng Juyuan Investment Management Partnership (Limited Partnership)) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Guangdong Qicheng Youth Venture Capital Partnership (L.P.) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Guangzhou Golden Pomegranate Digital Media Co., Ltd. (before June 11, 2024) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group
Shanghai Guohong Kaiyuan Investment Center (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Shanghai Chuangye Jieli Taili Venture Capital Center (L.P.) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Dan Hong (H.K.) Technology Limited [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Shanghai Zhongwei Anjian Venture Capital Investment LLP (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Beijing HongShan Enterprise Information Management Consulting Center (Limited Partnership) (formerly known as Beijing Sequoia Enterprise Information Management Consulting Center (Limited Partnership)) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Guangdong Ginkgo Guangbo Venture Capital Partnership (L.P.) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Shanghai Jinglin Jinghui Equity Investment Center (L.P.) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Shenzhen Sharing Precision Medical Investment Partnership (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Zhuhai Huajin Chuangying No.1 Equity Investment Fund Partnership (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Alps Innovation Limited [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Neijiang Yunrui Investment Partnership (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Beijing Gaotejia Technology Partnership (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
General Technology Group Investment Management Co., Ltd., [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Nova Compass Investment Limited [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A shareholder of the Group
Guangzhou Hikvision Enterprise Management Consulting Service Partnership Enterprise (Limited Partnership) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group
Guangzhou Qingbai Operation Management Co., Ltd. [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly kown as Guangzhou Brother Youyi Business Internet Co. Ltd.) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Group	A company controlled by the management of the Group